Annual Total Returns- Vanguard European Stock Index Fund (Admiral) [BarChart] - Admiral - Vanguard European Stock Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.49%)	20.99%	24.89%	(6.55%)	(1.88%)	(0.63%)	27.05%	(14.79%)	24.25%	6.44%